CONVERTIBLE NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
CONVERTIBLE NOTES PAYABLE (Tables)
CONVERTIBLE NOTES PAYABLE.
Expected option life (year)	3.00

Expected volatility	74.53%

Risk-free interest rate	0.37%

Dividend yield	0.00%

	March 31, 2013	March 31, 2012

On November 16, 2011, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the private placement price on a per share basis provided the Company completes a private placement with gross proceeds of at least $100,000. On July 6, 2012, the note holder converted the entire principal of $250,000 and accrued interest through the date of conversion of $15,959 to 319,607 shares of the Company's common stock at $0.83 per share.	$-	$250,000

On January 16, 2012, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the private placement price on a per share basis provided the Company completes a private placement with gross proceeds of at least $100,000. On July 6, 2012, the note holder converted the entire principal of $250,000 and accrued interest through the date of conversion of $11,781 to 314,586 shares of the Company's common stock at $0.83 per share.	-	250,000

On March 7, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the next private placement price on a per share basis provided that the Company completes a private placement with gross proceeds of at least $100,000. On August 6, 2012, the Company completed the very next private placement at $0.46875 per share with gross proceeds of at least $100,000. On March 15, 2013, the above note was cancelled and reissued with a new convertible note consisting of the prior principal amount and all the accrued unpaid interest for a total amount of $220,438 with interest at 12% per annum due on September 30, 2013 with the conversion price $0.25 per share
	220,438	200,000

On May 30, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the next private placement price on a per share basis provided that the Company completes a private placement with gross proceeds of at least $100,000. On August 6, 2012, the Company completed the very next private placement at $0.46875 per share with gross proceeds of at least $100,000.	200,000	-

On February 26, 2013, the Company issued two (2) convertible notes in the amount of $250,000 and $100,000, respectively, for an aggregate of $350,000 with interest at 12% per annum, due on September 30, 2013, with the conversion price at $0.25 per share. In connection with the issuance of the convertible notes, the Company issued to both notes holders a warrant to purchase 1,000,000 shares and 400,000 shares, respectively, in the aggregate of 1,400,000 shares of the Company's common stock.	350,000	-

Sub-total: convertible notes payable	770,438	700,000

Discount representing (i) the relative fair value of the warrants issued and (ii) the beneficial conversion features	(444,788)	-

Accumulated amortization of discount on convertible notes payable	32,050	-

Remaining discount	(412,738)	-

	$357,770	$700,000